Note 13 - Investments in Non-consolidated Companies - Summary of Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Non-current assets	$ 9,081,650	$ 9,468,258
Current assets	8,468,596	4,981,173
Total assets	17,550,246	14,449,431	$ 13,716,189
Non-current liabilities	727,386	784,084
Current liabilities	2,788,423	1,559,645
Total liabilities	3,515,809	2,343,729
Total equity	14,034,437	12,105,702	11,446,473	$ 12,186,372
Non-controlling interests	128,728	145,124
Revenues	11,762,526	6,521,207	5,146,734
Gross profit	4,674,787	1,909,605	1,059,417
Net income for the year attributable to owners of the parent	2,553,280	1,100,191	(634,418)
Total comprehensive income for the year, net of tax, attributable to owners of the parent	2,476,373	1,016,434	$ (643,435)
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	8,647,510	8,491,363
Current assets	8,844,038	8,606,544
Total assets	17,491,548	17,097,907
Non-current liabilities	1,506,325	1,649,105
Current liabilities	2,216,832	3,213,764
Total liabilities	3,723,157	4,862,869
Total equity	13,768,391	12,235,038
Non-controlling interests	1,922,434	1,700,019
Revenues	16,414,466	16,090,744
Gross profit	3,927,184	6,195,674
Net income for the year attributable to owners of the parent	1,767,516	3,825,068
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	3,764,453	3,491,103
Current assets	3,901,844	3,583,814
Total assets	7,666,297	7,074,917
Non-current liabilities	1,671,249	1,575,321
Current liabilities	1,033,524	1,134,663
Total liabilities	2,704,773	2,709,984
Total equity	4,961,524	4,364,933
Non-controlling interests	523,741	467,551
Revenues	6,296,964	6,269,569
Gross profit	1,110,439	2,101,336
Net income for the year attributable to owners of the parent	$ 319,979	$ 1,687,682